UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices) (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1.   REPORT TO STOCKHOLDERS.

Semi-Annual Report 2020
For the fiscal period from October 1, 2019 through March 31, 2020
(Unaudited)

                       Hillman Value Fund

No Load Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Value Fund (“Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Hillman Value Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Hillman Value Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Hillman Value Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at hillmancapital.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the Hillman Value Fund:

See Our Website @ hillmancapital.com
or
Call Our Shareholder Services Group at 800-773-3863

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Hillman, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Hillman.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Letter to Shareholders

Dear Hillman Value Fund Shareholder,

We are pleased to provide the semi-annual report for the Hillman Value Fund for the six months ended March 31, 2020.

We have enclosed the attached market commentary to remind our shareholders of Hillman Capital Management’s approach and to share some perspective on current economic conditions.

On behalf of the team at Hillman Capital Management, I thank you for your ongoing confidence.  It is our hope that we may continue to serve you throughout the years to come.

Sincerely,
Mark A. Hillman
CEO and Chief Investment Officer
Hillman Capital Management, Inc.

Market Commentary

At Hillman Capital Management (HCM), we strive to prudently add value for our clients over the long term by investing in companies that we believe enjoy sustainable competitive advantage. Our goal is to purchase securities of advantaged firms when they sell at a discount to estimates of intrinsic value. We believe that our approach may offer a prudent way to control risk, with the potential to outperform the market over time. Within that context, we offer our market commentary.

The team at HCM has combined investment industry experience of more than a century and has navigated some of history’s most challenging investment environments.  I, HCM’s Chief Investment Officer, have been in the investment business since December 1986.  Ten months into my career, the S&P 500 experienced the greatest one-day percentage decline in U.S. stock market history.  Since that fateful day on October 1987, I have worked through many calamities, including, but not limited to:

1.	October 1989: Stock market crash following failed LBO of United Airlines
2.	July 1990: 8-month recession and bear market after Iraq invaded Kuwait
3.	October 1997: Stock market crash triggered by Asian financial crisis
4.	March 2000: Dot-com bubble bursts; the NASDAQ-100 declines 78% from its peak
5.	September 2001: The infamous September 11 attacks on the United States
6.	2007-2008: Sub-prime mortgage losses trigger worst crisis since Great Depression
7.	May to October 2011: S&P 500 declines 21.58%
8.	September to December 2018: S&P 500 declines 19.73%
9.	February 2020: COVID-19 outbreak

In response to the current crisis, The Federal Reserve Bank has cut the target federal funds rate to a range of 0.00% to 0.25% and has pledged to buy a variety of asset types in quantities of as many trillions of dollars as is necessary to maintain liquidity and order in the financial system. Congress has authorized more than $2 trillion of spending to support individuals and companies as we work toward building immunity and creating therapeutics to maintain a healthy society.  More appropriations will follow.

In the first quarter of 2020, capital markets ran scared, with the Russell 1000 Value TR Index and the S&P 500 TR Index collapsing by 26.73% and 19.60%, respectively.  The Russell 2000 TR Index fell 30.61% and the MSCI EAFE Index and MSCI Emerging Markets Index dropped by 22.72% and 23.57%, respectively.

In the face of this crisis, we will continue to apply what we have learned since 1987:

1.	Americans are a resourceful and resilient people
2.	This country is blessed with competitive advantages stemming from fortunate geography, accessible natural resources and a well-educated, free population
3.	Companies with sustainable competitive advantages emerge from troubled times stronger than their counterparts and thrive
4.	Adherence to long term asset allocation and valuation strategies leads to solid long-term results
5.	Lack of investment discipline and attempts to time markets can be disastrous

Our equity strategies continue to be driven by our core belief that competitively advantaged companies will outperform their peers through economic cycles and market cycles. Our goal is to invest in great enterprises at attractive prices. We will continue to invest according to this precept for the long-term interests of our clients. Together, we’ve got this.

On behalf of the investment team, I wish you good health, peace and prosperity.

Regards,

Mark A. Hillman
CEO and Chief Investment Officer

Disclosure:

Past performance is not indicative of future results. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is subject to the following risks: value risk, cybersecurity risk, investment advisor risk, market risk, risks from writing options, sector focus risk, and small-cap and mid-cap companies risk. More information about these risks and other risks can be found in the Fund’s prospectus. The S&P 500 Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. It is not possible to invest in this index. The Russell 1000 Value Total Return Index is an index of approximately 1,000 of the largest companies in the U.S. equity market and is a widely recognized, unmanaged index of large-cap equities. It is not possible to invest in this index.

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

Underwriter and Distributor: Capital Investment Group, Inc.
100 E. Six Forks Road
Suite 200
Raleigh, NC 27609
Phone (800) 773-3863

There is no affiliation between Capital Investment Group, Inc. and Hillman Capital Management, Inc.

(HCM-20-70)

Hillman Value Fund

Schedule of Investments
(Unaudited)

As of March 31, 2020
		Shares	Value (Note 1)

COMMON STOCKS - 82.42%

	Communication Services - 8.92%
	AT&T, Inc.	78,500	$2,288,275
*	Facebook, Inc.	11,000	1,834,800
	Verizon Communications, Inc.	51,400	2,761,722
			6,884,797
	Consumer Discretionary - 11.80%
*	Amazon.com, Inc.	1,600	3,119,552
	McDonald's Corp.	15,400	2,546,390
	NIKE, Inc. (b)	28,000	2,316,720
	Nordstrom, Inc.	73,000	1,119,820
			9,102,482
	Consumer Staples - 9.73%
µ	Anheuser-Busch InBev SA/NV	56,200	2,479,544
	Kellogg Co. (a)	46,300	2,777,537
	The Kraft Heinz Co. (a)	91,000	2,251,340
			7,508,421
	Energy - 2.12%
	Exxon Mobil Corp. (a)	43,000	1,632,710
			1,632,710
	Financials - 6.10%
	Bank of America Corp. (a)	60,000	1,273,800
	The Goldman Sachs Group, Inc.	11,800	1,824,162
	Wells Fargo & Co. (a)	56,000	1,607,200
			4,705,162
	Health Care - 24.09%
	Becton Dickinson and Co.	12,000	2,757,240
*	Biogen, Inc.	10,000	3,163,800
	Bristol-Myers Squibb Co.	46,000	2,564,040
	CVS Health Corp.	40,000	2,373,200
*	Laboratory Corp of America Holdings	18,000	2,275,020
	Merck & Co., Inc.	36,400	2,800,616
	Pfizer, Inc.	81,500	2,660,160
			18,594,076
	Industrials - 8.44%
	Emerson Electric Co.	30,000	1,429,500
	Raytheon Co.	21,000	2,754,150
*	Stericycle, Inc.	48,000	2,331,840
			6,515,490
	Information Technology - 6.84%
	Intel Corp.	48,000	2,597,760
	Microsoft Corp.	17,000	2,681,070
			5,278,830

			(Continued)

	Hillman Value Fund

	Schedule of Investments - Continued
	(Unaudited)

	As of March 31, 2020
		Shares	Value (Note 1)

	COMMON STOCKS - Continued

	Materials - 4.38%
	Compass Minerals International, Inc. (a)	48,000	$1,846,560
	DuPont de Nemours, Inc. (a)	45,000	1,534,500
			3,381,060

	Total Common Stocks (Cost $72,986,700)		63,603,028

REAL ESTATE INVESTMENT TRUST - 1.53%

	Real Estate - 1.53%
	Simon Property Group, Inc.	21,500	1,179,490

	Total Real Estate Investment Trust (Cost $3,268,493)		1,179,490

	LIMITED PARTNERSHIPS - 3.37%

	Energy - 3.37%
	Enterprise Products Partners LP	114,300	1,634,490
	Plains All American Pipeline LP	183,600	969,408

	Total Limited Partnerships (Cost $6,393,413)		2,603,898

SHORT-TERM INVESTMENT - 11.57%
	Money Market Fiduciary Portfolio, 0.25% §	8,931,948	8,931,948

	Total Short-Term Investment (Cost $8,931,948)		8,931,948

Investments, at Value (Cost $91,580,554) - 98.89%			$76,318,364

Total Options Written (Premiums Received $828,817) - (1.55)%			(1,198,113)

Other Assets Less Liabilities - 2.66%			2,051,636

	Net Assets - 100.00%		$77,171,887

*	Non-income producing investment
§	Represents 7 day effective yield as of March 31, 2020.
µ	American Depositary Receipt
(a)	All or a portion of this security is held as collateral for options written.
(b)	Subject to call options written.

The following abbreviations or acronyms are used in this schedule:
	NV - Netherlands security
	LP - Limited Partnership

			(Continued)

Hillman Value Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2020
	Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 0.03%
* NIKE, Inc.	240	$92.50	4/17/2020	$1,985,760	$20,880

	Call Options Written (Premiums Received $161,169)				20,880
PUT OPTIONS WRITTEN - 1.52%
* Boeing Co.	115	215.00	5/15/2020	1,715,110	786,313
* General Electric Co.	3370	8.00	6/19/2020	2,675,780	390,920

	Put Options Written (Premiums Received $667,648)				1,177,233

Total Options Written (Premiums Received $828,817)					$1,198,113

	Summary of Investments
	by Sector		% of Net
			Assets	Value
	Communication Services		8.92%	$6,884,797
	Consumer Discretionary		11.80%	9,102,482
	Consumer Staples		9.73%	7,508,421
	Energy		2.12%	1,632,710
	Financials		6.10%	4,705,162
	Health Care		24.09%	18,594,076
	Industrials		8.44%	6,515,490
	Information Technology		6.84%	5,278,830
	Materials		4.38%	3,381,060
	Real Estate Investment Trust		1.53%	1,179,490
	Limited Partnerships		3.37%	2,603,898
	Short-Term Investment		11.57%	8,931,948
	Call Options Written		-0.03%	(20,880)
	Put Options Written		-1.52%	(1,177,233)
	Other Assets Less Liabilities		2.66%	2,051,636
	Total Assets		100.00%	$77,171,887

See Notes to Financial Statements

Hillman Value Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2020

Assets:
Investments in securities, at value (cost $91,580,554)	$76,318,364
Receivables:
Due from broker	817,149
Fund shares sold	1,294,265
Dividends and interest	28,794
Prepaid expenses:
Registration and filing fees	36,835
Shareholder fulfillment expenses	5,356
Fund accounting fees	2,219
Transfer agent fees	906

Total assets	78,503,888

Liabilities:
Options written, at value (premiums received $828,817)	1,198,113
Payables:
Fund shares repurchased	86,135
Accrued expenses:
Advisory fees	32,090
Professional fees	10,347
Compliance fees	1,464
Insurance fees	1,410
Administration fees	894
Trustee fees and meeting expenses	520
Miscellaneous expenses	447
Custody fees	363
Security pricing fees	218

Total liabilities	1,332,001

Net Assets	$77,171,887

Net Assets Consist of:
Paid in capital	$88,857,912
Accumulated deficit	(11,686,025)

Total Net Assets	$77,171,887
No Load Shares Outstanding, no par value (unlimited authorized shares)	3,550,637
Net Asset Value, Offering Price and Redemption Price Per Share	$21.73

See Notes to Financial Statements

Hillman Value Fund

Statement of Operations
(Unaudited)

For the Fiscal Period Ended March 31, 2020

Investment Income:
Dividends (net of foreign tax withheld of $3,985)	$1,031,465
Interest	459

Total Investment Income	1,031,924

Expenses:
Advisory fees (Note 2)	381,496
Administration fees (Note 2)	41,809
Professional fees	25,724
Registration and filing fees	20,596
Fund accounting fees (Note 2)	17,557
Transfer agent fees (Note 2)	14,376
Custody fees (Note 2)	11,239
Shareholder fulfillment expenses (Note 2)	8,827
Compliance fees (Note 2)	6,588
Trustee fees and meeting expenses (Note 3)	6,015
Security pricing fees	2,379
Miscellaneous expenses (Note 2)	2,196
Insurance fees	2,013

Total Expenses	540,815

Fees waived by the Advisor (Note 2)	(117,415)

Net Expenses	423,400

Net Investment Income	608,524

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investments	2,859,778
Net realized gain from options written	405,564
Total net realized gain	3,265,342

Net change in unrealized depreciation on investments	(1,013,611)
Net change in unrealized depreciation on options written	(19,433,672)
Total net change in unrealized depreciation	(20,447,283)

Net Realized and Unrealized Loss on Investments	(17,181,941)

Net Decrease in Net Assets Resulting from Operations	$(16,573,417)

See Notes to Financial Statements

Hillman Value Fund

Statements of Changes in Net Assets

	March 31,		September 30,
For the fiscal year or period ended	2020	(a)	2019

Operations:
Net investment income	$608,524		$370,538
Net realized gain from investments and options written	3,265,342		2,662,786
Change in unrealized appreciation (depreciation) on investments
and options written	(20,447,283)		1,451,108

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,573,417)		4,484,432

Distributions to Shareholders	(3,025,998)		(236,135)

Net Decrease in Net Assets Resulting from Distributions	(3,025,998)		(236,135)

Beneficial Interest Transactions:
Shares sold	51,324,046		27,657,579
Reinvested distributions	2,959,930		234,787
Shares repurchased	(20,406,604)		(4,284,300)

Net Increase from Beneficial Interest Transactions	33,877,372		23,608,066

Net Increase in Net Assets	14,277,957		27,856,363

Net Assets:
Beginning of Period	62,893,930		35,037,567
End of Period	$77,171,887		$62,893,930

Share Information:
Shares sold	1,978,675		1,029,467
Reinvested distributions	102,466		10,543
Shares repurchased	(797,778)		(168,451)

Net Increase in Shares of Beneficial Interest	1,283,363		871,559

Shares Outstanding, Beginning of Period	2,267,274		1,395,715
Shares Outstanding, End of Period	3,550,637		2,267,274

(a) Unaudited.

See Notes to Financial Statements

Hillman Value Fund

Financial Highlights

For a share outstanding during each	March 31,		September 30,
of the fiscal years or period ended	2020	(e)	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$27.74		$25.10	$22.20	$18.86	$16.39

Income (Loss) from Investment Operations:
Net investment income	0.13		0.17	0.18	0.11	0.12
Net realized and unrealized gain (loss)
on investments and options written	(5.11)		2.64	2.84	3.35	2.44

Total from Investment Operations	(4.98)		2.81	3.02	3.46	2.56

Less Distributions to shareholders:
From net investment income	(0.51)		(0.17)	(0.12)	(0.12)	(0.09)
From net realized gains	(0.52)		-	-	-	-

Total Distributions	(1.03)		(0.17)	(0.12)	(0.12)	(0.09)

Net Asset Value, End of Period (a)	$21.73		$27.74	$25.10	$22.20	$18.86

Total Return	(18.82)%	(g)	11.37%	13.65%	18.41%	15.69%

Net Assets, End of Period (in thousands)	$77,172		$62,894	$35,038	$36,802	$32,781

Ratios of:
Gross Expenses to Average Net Assets (b)(c)	1.64%	(f)	1.65%	1.63%	1.60%	1.50%
Net Expenses to Average Net Assets (b)(c)	1.05%	(f)	1.50%	1.50%	1.50%	1.50%
Net Investment Income to Average
Net Assets (c)(d)	1.51%	(f)	0.91%	0.68%	0.51%	0.60%

Portfolio turnover rate	18.11%	(g)	48.20%	51.30%	89.92%	48.41%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the total returns based upon those net asset values may differ from the net asset values and total returns for shareholder transactions.

(b)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(c)	Does not include expenses of the underlying investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Unaudited.
(f) Annualized.
(g) Not annualized.

See Notes to Financial Statements

Hillman Value Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

1.       Organization and Significant Accounting Policies

The Hillman Value Fund (the “Fund”) (formerly known as The Hillman Fund) is a series of the Hillman Capital Management Investment Trust (the “Trust”), which was organized on July 14, 2000 as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Fund commenced operations on December 29, 2000.  The investment objective of the Fund is to seek to provide long-term total return from a combination of income and capital gains.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Options are valued at the mean of the last quoted bid and prices as of the valuation time.  If an option is not traded on the valuation date, the option is priced at the mean of the last quoted bid and ask prices at the valuation time.  Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information provided by the pricing services.  An option may be fair valued when (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the valuation time are not readily available or (ii) the Fund’s investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Hillman Value Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2020 for the Fund’s investments:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets Common Stocks*	$63,603,028	$63,603,028	$-	$-
Real Estate Investment Trust	1,179,490	1,179,490	-	-
Limited Partnerships	2,603,898	2,603,898	-	-
Short-Term Investment	8,931,948	8,931,948	-	-
Total Assets	$76,318,364	$76,318,364	$-	$-

Liabilities Call Options Written	$20,880	$-	$20,880	$-
Put Options Written	1,177,233	-	1,177,233	-
Total Liabilities	$1,198,113	$-	$1,198,113	$-

(a)  The Fund did not hold any Level 3 securities during the period.
*For a detailed breakout by sector, please refer to the Schedule of Investments.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf and Trust level expenses.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains (losses) from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

(Continued)

Hillman Value Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.

The derivative instruments outstanding as of March 31, 2020 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed below serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of March 31, 2020:

Derivative Type	Location	Market Value	Notional Value

Equity Contracts – written options	Liabilities-Options written, at value	$1,198,113	$6,376,650

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended March 31, 2020:

Derivative Type	Location	Gains/Losses

Equity Contracts – written options	Net realized gain from options written	$ 405,564

Equity Contracts – written options	Net change in unrealized depreciation on options written	$ (19,433,672)

(Continued)

Hillman Value Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

The following table represents the total premiums received or paid on options, which serve as an indicator of volume for options during the fiscal period ended March 31, 2020:

Derivative Type	Type	Total Value

Equity Contracts – written options	Premiums Received	$ 828,817

The following table presents the Fund’s liabilities available for offset under a master netting arrangement of collateral pledged as of March 31, 2020:

Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged*	Cash Collateral Pledged*	Net Amount of Assets
Description of Liability:
Options Written	$1,198,113	$1,198,113	$ -	$ -
Total	$1,198,113	$1,198,113	$ -	$ -

*The actual financial instruments and cash collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

2.       Transactions with Affiliates

Advisor
Effective January 31, 2020, the Fund pays a monthly fee to Hillman Capital Management, Inc. (the “Advisor”) calculated at the annual rate of 0.85% of the Fund’s average daily net assets.  Prior to January 31, 2020, the Fund paid a management fee calculated at the annual rate of 1.00% of the Fund’s average daily net assets.

Effective January 31, 2020, the Advisor entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) is limited to 0.95% of the average daily net assets of the Fund. Prior to January 31, 2020, the percentage of the average daily net assets were limited as set forth in the table below.. The Expense Limitation Agreement runs through January 31, 2021 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Average Daily Net Assets of the Fund	Expense Cap
Up to $53 million	1.50%
$53 million to $60 million	1.25%
$60 million to $75 million	1.18%
$75 million to $100 million	1.08%
Over $100 million	0.98%

(Continued)

Hillman Value Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

For the fiscal period ended March 31, 2020, $381,496 in advisory fees were incurred, of which $117,415 in advisory fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2020, the Administrator received $2,196 in miscellaneous expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $41,809 in administration fees, $11,239 in custody fees (received by the Administrator to pay the custodian), and $17,557 in fund accounting fees for the fiscal period ended March 31, 2020.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $14,376 in transfer agent fees during the fiscal period ended March 31, 2020.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  These are included on the Statement of Operations in the Shareholder Fulfillment Expenses.

3.       Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Effective January 1, 2020, Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) an annual retainer of $5,000, plus a meeting fee of $500 for each quarterly meeting. In addition, each Independent Trustee receives a meeting fee of $500 for each special meeting attended in-person and $250 for each special meeting attended via telephone.  Prior to January 1, 2020, each Independent Trustee received an annual retainer of $4,000, plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

(Continued)

Hillman Value Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

Certain officers of the Trust may also be officers of the Administrator.

4.       Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$38,085,885	$13,414,007

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended March 31, 2020.

5.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  Permanent differences do not have an effect on the net asset values of the Fund. There were no such reclassifications during the fiscal period ended March 31, 2020.

Management reviewed the Fund’s tax positions taken or to be taken on Federal income tax returns for the open tax years September 30, 2017 through September 30, 2019, and the fiscal period ended March 31, 2020, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2020	September 30, 2019
Ordinary Income	$1,505,998	$236,135
Long-Term Capital Gains	$1,520,000	$ -

At March 31, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$90,751,737

Gross Unrealized Appreciation	3,892,172
Gross Unrealized Depreciation	(19,523,658)
Net Unrealized Depreciation	$(15,631,487

(Continued)

Hillman Value Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

6.       New Accounting Pronouncement

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adopted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal period ended March 31, 2020.

7.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the Fund expects the risk of loss to be remote.

8.       Subsequent Events

Effective May 1, 2020, Nottingham Compliance Services replaced Cipperman Compliance Services, LLC as the Trust’s compliance service provider including services as the Trust’s Chief Compliance Officer.

Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Hillman Value Fund

Additional Information
(Unaudited)

As of March 31, 2020

1.       Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included as Appendix B to the Fund’s Statement of Additional Information and is available, (1) without charge, upon request, by calling 800-773-3863 and (2) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2020.

During the fiscal period, income distributions totaling $1,505,998 were paid from the Fund, and $1,520,000 were paid in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur other Fund expenses, including Advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Hillman Value Fund

Additional Information
(Unaudited)

As of March 31, 2020

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 811.80	$4.76
	$1,000.00	$1,019.75	$5.30
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.05%, multiplied by 183/366 (to reflect the one-half year period).

Hillman Value Fund
is a series of the
Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	7250 Woodmont Avenue
Post Office Box 69	Suite 310
Rocky Mount, North Carolina 27802-0069	Bethesda, Maryland 20814

Telephone:	Telephone:

800-773-3863	240-744-4500

World Wide Web @:	World Wide Web @:

ncfunds.com	hillmancapital.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

/s/ Mark A. Hillman
By:	Mark A. Hillman President and Principal Executive Officer

Date:	June 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark A. Hillman
By:	Mark A. Hillman President and Principal Executive Officer

Date:	June 3, 2020

/s/ C. Frank Watson, III
By:	C. Frank Watson III Treasurer and Principal Financial Officer

Date:	June 4, 2020